Loss Per Share - Summary of Earnings Per Share (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Basic and diluted loss per ordinary share	$ (0.04)	$ (0.04)
Ordinary shares [member]
Earnings per share [line items]
Basic and diluted loss per ordinary share	(0.04)	(0.04)
American Depositary Share [Member]
Earnings per share [line items]
Basic and diluted loss per ordinary share	$ (0.20)	$ (0.20)